SHARE BASED COMPENSATION - Share options activities (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2020 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Oct. 31, 2022 shares
Number of option outstanding
Balance as at beginning balance		347,536	716,748		4,555,288
Exercise		(175,536)	(105,200)		(3,750,540)
Balance as at ending balance		172,000	347,536		716,748	4,555,288
Vested and expected to vest as of December 31, 2022							172,000
Vested and exercisable as of December 31, 2022							172,000
Weighted-Average Exercise Price
Balance as at beginning balance | $ / shares	$ 3.65		$ 3.46	$ 3.34
Granted | $ / shares	0
Exercise | $ / shares	3.35		3.29	3.32
Balance as of ending balance | $ / shares	3.96		$ 3.65	$ 3.46		$ 3.34
Vested and expected to vest as of December 31, 2022 | $ / shares	3.96
Vested and exercisable as of December 31, 2022 | $ / shares	$ 3.96
Weighted-Average Remaining Contractual Term
Balance as of December 31 2022		2 years 8 months 8 days	3 years 10 months 2 days		4 years 3 months	4 years 8 months 23 days
Vested and expected to vest as of December 31, 2022		2 years 8 months 8 days
Vested and exercisable as of December 31, 2022		2 years 8 months 8 days
Aggregate Intrinsic value
Balance as of December 31 2022 | ¥			$ 17,373	$ 58,836	¥ 58,836	$ 73,354	¥ 8,305
Vested and expected to vest as of December 31, 2022 | ¥							8,305
Vested and exercisable as of December 31, 2022 | ¥							¥ 8,305
Share-based compensation expenses | ¥					¥ 923
Jiangxi Jinko 2022 Plan | Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]
SHARE BASED COMPENSATION
Ordinary shares reserved for issuance								40,187,375
Number of option outstanding
Granted		32,149,900
Balance as at ending balance		32,149,900
Vested and expected to vest as of December 31, 2022							32,149,900
Vested and exercisable as of December 31, 2022							32,149,900
Weighted-Average Exercise Price
Granted | ¥ / shares		¥ 10.78
Balance as of ending balance | ¥ / shares		¥ 10.78
Vested and expected to vest as of December 31, 2022 | ¥ / shares							¥ 10.78
Vested and exercisable as of December 31, 2022 | ¥ / shares							¥ 10.78
Weighted-Average Remaining Contractual Term
Balance as of December 31 2022		2 years 10 months 20 days
Vested and expected to vest as of December 31, 2022		2 years 10 months 20 days
Vested and exercisable as of December 31, 2022		2 years 10 months 20 days
Aggregate Intrinsic value
Balance as of December 31 2022 | ¥							¥ 124,420
Vested and expected to vest as of December 31, 2022 | ¥							124,420
Vested and exercisable as of December 31, 2022 | ¥							¥ 124,420
Share-based compensation expenses | ¥		¥ 33,000